CONTRACTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
4. CONTRACTS RECEIVABLE, NET

Contracts receivable consists of the following:

	December 31, 2019	December 31, 2018
Contract receivable- “Smart Campus” related technological consulting services with FMP (1)	$2,450,312	$2,425,779
Financing component associated with FMP contract receivable (1)	164,992	-
Contracts receivable – Other “Smart Campus” related technological consulting services (2)	95,735	-
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	-	151,644
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	2,711,039	2,577,423
Less: current portion of contract receivable	1,639,213	960,237
Contracts receivable, non-current	$1,071,826	$1,617,186

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(1) In 2017, the Company entered into a contract with Fuzhou Melbourne Polytechnic (“FMP”) to help FMP with its smart campus project, including creating a big data center, digital classrooms and an experiment-based simulation teaching center for its business school.

The projects under the 2017 FMP contract requires the leveraging hardware facilities such as sensors, internet of things, digital portal, electronic blackboards, smartboards, projectors, LED display panels, high definition classroom audio and sound system and other lab-based equipment, together with data management applications, to create a total smart campus solution for FMP. In addition to the installation of hardware and data management application to make the smart campus system meet the expected operational conditions, the Company is also responsible for the post-contract maintenance and continuous technical support during the period of 2019 to 2021.

Total contract price under the 2017 FMP “smart campus” project was RMB 16.68 million (approximately $2.4 million) for completion of the software and hardware installation, plus additional RMB 5.05 million (approximately $0.73 million) post-contract maintenance and technical support fee. Among the RMB 5.05 million maintenance and support fee, RMB 1.04 million (USD $151,644) contract receivable for maintenance and technical support services rendered in 2018 has been received in January 2019. The remaining RMB 4.01 million (approximately $0.58 million) post-contract maintenance and technical support fee will be paid in three equal installments in 2019 to 2021 when services are rendered.

The contracted projects for the big data center, digital classrooms, an experiment-based simulation teaching center and a lab-based experiment center have been fully completed in November 2018 with satisfactory inspection and acceptance by FMP in December 2018. Based on the contract payment schedule, RMB 16.68 million earned project fee shall be paid in three equal installments of RMB 5,561,180 (approximately $798,103) each in 2019 to 2021.

Based on the payment schedule, the Company collected total of $989,647 from FMP in 2019, including $798,103 contract price payment and 2019 maintenance fee of $191,545 (RMB 1.3 million). As of December 31, 2019, total outstanding contract receivable from FMP 2017 contract amounted to $1,596,206, including non-current portion of $798,103. Subsequently, in June 2020, the Company collected approximately $0.4 million (RMB 2,740,000) contract receivable from FMP.

In addition to the 2017 FMP contract, in 2019, the Company entered into a new “smart campus” related contract with FMP to help FMP to create an information engineering laboratory training center for contract price of RMB10.58 million (approximately $1.5 million) and an experiment-based simulation center, for its hotel management major at contract price of RMB5 million (approximately $0.7 million). Total contract price under the 2019 FMP “smart campus” project is RMB15.58 million (approximately $2.3 million) for software and hardware installation, plus additional RMB3.74 million (approximately $0.54 million) for post-installation maintenance and technical support fees for the three years from 2020 to 2022.

The contract for the information engineering laboratory training center include two phases. Phase I requires the Company to complete the hardware and software installation and decoration of the computer training rooms, IOT training room and digital classrooms with contract price of approximately RMB 7.1 million (USD 1.02 million), which was completed before December 31, 2019, passed the inspection and was accepted by FMP. Phase II requires the Company to complete the hardware and software installation for the cloud computing and big data room with contract price of RMB3.48 million (approximately $0.5 million). Due to COVID-19 outbreak and temporary school closure, the performance of the Phase II contract has been rescheduled to summer of 2020.

The experiment-based simulation center for FMP’s hotel management major was substantially completed before December 31, 2019 but did not pass the inspection and get accepted by FMP until January 2020.

Based on the contracted term, the contract price of RMB 7.1 million for Phase I of the information engineering laboratory training center shall be paid in two installments as follows:

Payment schedule	RMB	USD
Before December 20, 2020	5,193,777	$745,376
In 2021	1,907,308	273,724
Total	7,101,085	$1,019,100

As of December 31, 2019 and 2018, no allowance for doubtful accounts was recorded as the Company considers all of the contract receivable on “smart campus” projects from FMP fully collectible because in addition to the “smart campus” project, the Company has worked with FMP on Sino-foreign Jointly Managed Academic Programs since 2011 and there was no payment default based on past experience with FMP. Accordingly, management believes that cash collection from FMP is reasonably assured.

For the above mentioned 2017 and 2019 FMP contracts, revenue recognized for the years ended December 31, 2019 , 2018 and 2017 was as follows:

	For the years ended December 31,
	2019	2018	2017
Revenue from 2017 FMP “smart campus” contract	$-	$1,517,410	$700,592
2017 FMP contract post-installation maintenance fee revenue	187,559	153,040	-
Revenue from 2019 FMP “smart campus” contract	926,187	-	-
Total revenue from FMP “smart campus” contracts	$1,113,746	$1,670,450	$700,592

(2) In 2019, the Company has entered into additional smart campus solution contracts with a number of Chinese universities/colleges, including Capital Normal University, Shougang Technician College, Beijing Institute of Technology, North China Electric Power University, University of Chinese Academy of Sciences, Beijing Advanced Technical School of Arts and Craft and China University of Mining & Technology (Beijing), etc., to provide “smart campus” solution related consulting services to them, such as internet network improvement, digital classroom solutions, and educational management system customization. Total value of these smart campus solution contracts was $1,420,409. Some of these new smart campus contracts had been executed, completed, and accepted by these universities/ colleges and the Company recognized revenue of $1,118,842 in 2019, while some of the contracts are still under execution with deferred contract liabilities of approximately $0.3 million as of December 31,2019. Due to school closure and business disruptions derived from the COVID-19 outbreak and spread, the progress of some of these projects was delayed and the Company expects to substantially completed these projects during the summer of 2020 and generate increased revenue from this segment during the second half of fiscal year 2020 based on the progress of these “smart campus” projects.